Financial instruments and related disclosures - Summary Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows (Detail) - Derivative Instruments [Member] - GBP (£)
£ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Receivables	£ 20,319	£ 21,286
Payables	(20,326)	(21,323)
Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Receivables	20,319	21,266
Payables	£ (20,326)	(21,303)
Between one and two years [member]
Disclosure of detailed information about financial instruments [line items]
Receivables		20
Payables		£ (20)